Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Aug. 02, 2021 $ / shares shares	Jul. 31, 2021 USD ($) Installment t	Jan. 18, 2021 shares
Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)			4,000,000
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)	3,500,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	3,100,000
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.02
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	1,300,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	885,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Certain Non-Executive Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	790,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Non-Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)	125,000
Subsequent Event [Member] | Friendship [Member]
Subsequent Events [Abstract]
Dead weight tonnage (dwt) | t		176,952
Subsequent Event [Member] | Commitment Letter with Alpha Bank S.A. [Member]
Subsequent Events [Abstract]
Borrowing capacity | $		$ 13,000
Margin on variable rate		3.25%
Term of loan		4 years
Balloon payment | $		$ 5,700
Subsequent Event [Member] | Commitment Letter with Alpha Bank S.A. [Member] | First Four Installments [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		quarterly
Installment payment | $		$ 700
Subsequent Event [Member] | Commitment Letter with Alpha Bank S.A. [Member] | Next Twelve Installments [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment		12
Frequency of periodic payment		quarterly
Installment payment | $		$ 375